Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Total rolling chip turnover	$ 21,869,783	$ 49,693,760	$ 63,571,015	$ 129,632,382
VIP Room [Member]
Win rate	2.73%	2.18%	3.54%	2.90%
Total rolling chip turnover	$ 1,736,822,000	$ 4,671,029,000	$ 3,932,485,000	$ 9,439,421,000